July 10, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

      On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Titan Financial Services Fund series of the Registrant for the year ended April 30, 1998.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                                  Annual Report

                                 April 30, 1998

                         TITAN INVESTMENT ADVISORS, LLC

                          Titan Financial Services Fund
            9672 Pennsylvania Avenue  Upper Marlboro, Maryland 20772
                             Telephone: 888-448-4826
                         Gilbert R. Giordano, President

June 11, 1998

Dear Fellow Shareholder,

     Titan Investment Advisors, LLC, are pleased with the Fund's results thus far. On April 22, 1998, we reached a record high of $20.28. This movement represents a total return of 114%, from the inception of the Fund on May 22, 1996. From that date through April 30, 1998 our net asset value has increased from $10.00 to $19.61, which equates to an average annual total return of 45.54%. The 12-month return for the year ending April 30, 1998 is 63.47%.(1)

     We are very proud of our performance, which has been particularly good in a challenging market. During the fiscal year ended April 30, 1998, we outperformed all the major indices including the Dow, S&P, and the NASDAQ. We think this period supports our view that the small cap bank stocks are a relatively safe haven during an uncertain market, while appreciating significantly in resurgent markets. We have assiduously kept to our commitment to be at least 65% invested in bank stocks and financial institutions such as brokerage firms and insurance companies. Indeed, we are presently over 80% invested in banks and other financial service companies.

     The financial services environment has played an important role in our outstanding performance over the past 12 months. We feel that consolidation within the industry has helped to propel our share price. The liberalization of banking laws in the 1990's has allowed for the continued metamorphosis of the financial industry with aggressive mergers across state lines becoming a frequent occurrence. The banks have been experiencing a diminution of deposits of 3 to 4% a year and many are forced to merge in order to obtain growth. Mergers and consolidations reduce back office operations and help to increase the bottom line. Titan has capitalized on these situations by investing in banks and other financial service companies looking to take advantage of this scenario. We are pleased to announce that we had five recent mergers among our financial holdings: The Money Store, Green Tree Financial, Life Financial, Dime Financial, and Travelers Group.

     We were able to use the period of downward movement in late January as an opportunity to buy depressed stocks which presently represent some of our most successful choices. During the past quarter, we added to our positions in the broker stocks, particularly Bear Stearns, Lehman Brothers, and Paine Webber. We now have over 20% of our investments in brokerages and investment banks. We feel this sector is still substantially undervalued, particularly as compared with the S&P and the Dow.

     From time to time, we also purchase non-financial institutions when we see an opportunity, such as when we believe a stock of high quality is unfairly driven down or is not performing on the financial markets consistent with

    (1) The average annual total return for the 12 month period ended March 31, 1998 and from inception through March 31, 1998, was 63.48% and 45.56%, respectively.

                         Titan Financial Services Fund

its merits. This has permitted us to pick up such stocks as Pharmacia & Upjohn and Supreme Industries, which have performed well in our portfolio so far.

     We believe that the appreciation of small-sized bank stocks, along with other financials and particularly the brokerages will outperform that of the market over the next several years. We are very enthusiastic about our performance thus far. One feature of our Fund that we think makes it unusual, is that we are heavily invested in it ourselves. We participate in the Fund's gains or losses along with our fellow investors.

     We are looking forward to the next six months with the confidence that comes from weathering a particularly difficult market and outperforming all the major indexes during that time. We also look forward to justifying your confidence in us, which we will try to deserve.

Very truly yours,
/s/
Gilbert R. Giordano
President

Titan Financial Services Fund
Value of $10,000 vs. S&P 500 Index

Average Annual Total Return
Since Inception (5/22/96)..45.54%
1 year.....................63.47%

QTR            Titan Financial Services Fund           S&P 500
5/22/96                  10,000                        10,000
6/30/96                   9.950                         9,903
9/30/96                  10,763                        10,213
12/31/96                 11,913                        11,068
3/31/97                  12,285                        11,362
6/30/97                  14,407                        13,341
9/30/97                  16,910                        14,342
12/31/97                 18,532                        14,759
3/31/97                  20,084                        16,816
4/30/98                  20,707                        16,985





Past performance is not predictive of future performance.

      The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 92.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Airlines: 0.5%
       6,000         Southwest Airlines Company..............................................            $ 164,625
                                                                                                         ---------

                     Banks: 21.8%
       2,000         Alabama National BanCorporation.........................................               64,000
       2,000         AMCORE Financial, Inc...................................................               51,750
       1,000         American Bancorporation.................................................               25,250
       2,000         American Pacific Bank, Class B*.........................................               10,000
       2,000         Atlantic Bank and Trust Company*........................................               46,000
       2,000         Bank of Amador..........................................................               29,500
      30,250         Bank of Los Angeles*....................................................              518,031
       1,050         Beverly Bancorporation, Inc.............................................               27,431
       1,000         CNB Bancshares, Inc.....................................................               49,000
       1,000         Cape Cod Bank & Trust Company...........................................               42,000
       4,000         Cathay Bancorp Inc......................................................              145,500
       7,400         Citizens National Bank of Texas.........................................              120,250
       7,600         Civic BanCorp*..........................................................              140,600
       1,260         Commerce Bancorp, Inc...................................................               72,293
       3,700         Community First Bankshares, Inc.........................................              186,387
      21,000         Comstock Bancorp*.......................................................              220,500
         300         Cornerstone Bank........................................................                6,262
       1,000         Corporacion Bancaria de Espana S.A., ADR................................               40,750
       5,000         CORUS Bankshares, Inc...................................................              224,375
       6,353         FNB Corp................................................................              236,631
       2,000         FNB Rochester Corp......................................................               40,500
      26,000         Fidelity National Corp.*................................................              370,500
      24,300         First Bank of Philadelphia*.............................................              129,094
       6,666         First Banks America, Inc.*..............................................              163,317
       1,000         First Commerce Bancshares, Inc., Class A................................               28,750
       5,000         First International Bancorp, Inc........................................               86,562
       8,500         First Lehigh Corp.*.....................................................               59,500
       1,700         First Oak Brook Bancshares, Inc., Class A...............................               83,300
      16,000         First Regional Bancorp*.................................................              132,000
       8,149         First Security Corp.....................................................              199,651
       6,000         First State Bancorporation..............................................              144,750
       4,500         FirstBank Puerto Rico...................................................              255,375
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks, continued
       8,300         Hibernia Corp., Class A.................................................            $ 169,631
       1,200         HUBCO, Inc..............................................................               44,100
       5,400         Magna Group, Inc........................................................              319,275
       8,333         Mahaska Investment Company..............................................              183,326
       5,600         NMBT Corp...............................................................              109,200
       2,300         National Bank of Canada.................................................               47,515
       5,100         National City Bancorporation*...........................................              192,525
       3,300         New England Community Bancorp, Inc., Class A............................               81,675
       3,500         Northrim Bank...........................................................               61,250
       1,000         Orange National Bancorp.................................................               29,750
       2,000         Pacific Bank N.A........................................................              120,000
      11,000         Patriot National Bank*..................................................              118,937
       2,500         Premier Bancshares, Inc.................................................               64,219
       8,100         Professional Bancorp, Inc.*.............................................              168,075
      16,000         Ramapo Financial Corp...................................................              128,000
       5,600         Redwood Empire Bancorp*.................................................              106,400
       1,000         Republic Bancshares, Inc.*..............................................               34,250
      10,000         Republic Security Financial Corp........................................              126,875
       1,000         Royal Bank Canada.......................................................               59,812
       1,500         Sterling Bancshares, Inc................................................               26,250
       2,000         Summit Bancshares, Inc..................................................               44,875
      24,100         Surety Capital Corp.*...................................................              129,537
       3,000         Texas Regional Bancshares, Inc., Class A................................               99,000
       2,500         Trans Financial, Inc....................................................              138,750
       1,000         USBANCORP, Inc..........................................................               82,000
       1,000         Uniao de Bancos Brasileiros S.A., GDR...................................               39,750
      11,100         Union Bankshares Ltd.*..................................................              324,675
       5,400         Wainwright Bank & Trust Co..............................................               54,675
       8,000         Westernbank Puerto Rico.................................................              151,000
                                                                                                           -------
                                                                                                         7,205,136
                                                                                                         ---------
                     Brokerage Services: 16.8%
       9,200         A.G. Edwards, Inc.......................................................              414,000
       3,000         Advest Group, Inc.......................................................               93,937
      24,050         Bear Stearns Companies, Inc.**..........................................            1,372,353
       1,500         Dain Rauscher Corp......................................................               90,281
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Brokerage Services, continued
       3,100         Donaldson, Lufkin & Jenrette, Inc.......................................            $ 293,919
       3,500         Fahnestock Viner Holdings, Inc., Class A................................               70,656
       2,000         First Albany Companies, Inc.............................................               29,000
       3,000         Friedman, Billings, Ramsey Group, Inc.*.................................               56,438
       2,000         Hambrecht & Quist Group*................................................               66,875
       2,000         Interstate/Johnson Lane, Inc............................................               62,875
       3,433         Legg Mason, Inc.........................................................              202,547
      11,200         Lehman Brothers Holdings, Inc...........................................              795,900
       1,700         Merrill Lynch & Company, Inc............................................              149,175
      11,100         Morgan Keegan, Inc......................................................              254,606
      16,350         Paine Webber Group, Inc.................................................              732,684
      20,100         Raymond James Financial, Inc............................................              654,506
       8,500         Southwest Securities Group, Inc.........................................              226,312
                                                                                                           -------
                                                                                                         5,566,064
                                                                                                         ---------

                     Business Services: 0.1%
       3,000         Philip Services Corp.*..................................................               22,688
                                                                                                            ------

                     Computers: 0.8%
       2,000         EMC Corp.*..............................................................               92,250
       4,000         Informix Corp.*.........................................................               39,563
       7,000         INTERSOLV, Inc.*........................................................              107,625
       3,000         Novell, Inc.*...........................................................               30,000
                                                                                                            ------
                                                                                                           269,438
                                                                                                           -------

                     Electronics - Semiconductors: 0.1%
      14,000         Dense-Pac Microsystems, Inc.*...........................................               26,688
                                                                                                            ------


                     Financial Services: 9.5%
      11,000         Aames Financial Corp....................................................              150,562
       4,000         Allstate Financial Corp.*...............................................               30,500
       1,000         Amresco, Inc.*..........................................................               36,250
      18,000         Consumer Portfolio Services, Inc.*......................................              211,500
       7,300         ContiFinancial Corp.*...................................................              235,425
       4,000         EZCORP, Inc., Class A*..................................................               47,500
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial Services, continued
      14,000         Green Tree Financial Corp...............................................            $ 570,500
       3,000         IMC Mortgage Company*...................................................               47,812
       7,000         Imperial Credit Industries, Inc.*.......................................              176,750
      14,800         KBK Capital Corp.*......................................................              175,750
      19,000         Long Beach Financial Corp.*.............................................              248,188
      15,400         The Money Store, Inc.**.................................................              506,275
       2,000         Ocwen Asset Investment Corp. - REIT.....................................               36,750
         100         PLM International, Inc.*................................................                  581
       4,000         PacificAmerica Money Center, Inc.*......................................               90,500
       6,700         Phoenix Duff & Phelps Corp..............................................               59,044
       4,000         Resource Bancshares Mortgage Group, Inc.................................               71,000
       1,000         Source Capital Corp.....................................................                8,063
      19,000         Southern Pacific Funding Corp.*.........................................              334,875
      10,500         Ugly Duckling Corp.*....................................................              116,813
                                                                                                           -------
                                                                                                         3,154,638
                                                                                                         ---------
                     Insurance: 9.3%
       1,000         Alfa Corp...............................................................               17,875
       1,000         Allmerica Financial Corp................................................               62,625
       5,000         EMC Insurance Group, Inc................................................               76,250
       3,000         The Equitable Companies, Inc.**.........................................              184,125
       1,000         Financial Industries Corp.*.............................................               19,375
       5,000         Franklin American Corp.*................................................               11,875
       8,000         Frontier Insurance Group, Inc...........................................              212,000
      11,300         Harleysville Group, Inc.................................................              305,100
      13,000         LaSalle Re Holdings Ltd.................................................              475,313
       1,000         LandAmerica Financial Group, Inc........................................               52,750
       2,000         Life USA Holding, Inc...................................................               30,250
       3,700         Motor Club of America*..................................................               61,975
      19,000         National Insurance Group................................................              242,250
       1,000         Ohio Casualty Corp......................................................               48,375
       1,000         PXRE Corp...............................................................               30,125
       1,000         PartnerRe Ltd...........................................................               50,062
       3,000         Presidential Life Corp..................................................               61,125
      20,000         Reliance Group Holdings, Inc............................................              346,250
       3,400         Selective Insurance Group, Inc..........................................               93,500
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Insurance, continued
      10,000         Stewart Information Services Corp.......................................            $ 351,250
       1,000         Terra Nova (Bermuda) Holdings Ltd.......................................               30,625
       3,450         Travelers Group, Inc....................................................              211,097
       6,500         Unico American Corp.....................................................              103,188
                                                                                                           -------
                                                                                                         3,077,360
                                                                                                         ---------

                     Manufacturing - Auto/Truck Parts and Equipment: 0.4%
       9,000         Supreme Industries, Inc.*...............................................              117,000
                                                                                                           -------

                     Manufacturing - Household Furniture: 0.4%
      12,000         Rowe Furniture Corp.....................................................              120,000
                                                                                                           -------

                     Medical - Health Care Management and Products: 0.7%
       6,000         FPA Medical Management, Inc.*...........................................               75,000
       3,000         Genesis Health Ventures, Inc.*..........................................               79,312
       1,000         Horizon Health Corp.*...................................................               23,750
       8,000         Utah Medical Products, Inc.*............................................               60,500
                                                                                                            ------
                                                                                                           238,562
                                                                                                           -------

                     Office Supplies and Equipment: 0.8%
      13,000         Danka Business Systems, PLC, ADR........................................              260,000
                                                                                                           -------

                     Oil: 0.5%
       3,000         Edge Petroleum Corp.*...................................................               38,250
       1,000         Exxon Corp..............................................................               72,937
       1,000         Texaco, Inc.............................................................               61,500
                                                                                                            ------
                                                                                                           172,687
                                                                                                           -------

                     Pharmaceuticals: 1.2%
      13,000         GeneMedicine, Inc.*.....................................................               35,750
       8,700         Pharmacia & Upjohn, Inc.................................................              365,944
                                                                                                           -------
                                                                                                           401,694
                                                                                                           -------

                     Restaurants: 1.6%
       3,000         Applebee's International, Inc...........................................               74,625
       6,000         Apple South, Inc........................................................               94,500
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Restaurants, continued
       3,000         Lone Star Steakhouse and Saloon, Inc.*..................................             $ 63,750
       5,000         Outback Steakhouse, Inc.*...............................................              190,625
      10,224         Ryan's Family Steak Houses, Inc.*.......................................              102,240
           -                                                                                               -------
                                                                                                           525,740
                                                                                                           -------
                     Retail: 2.3%
       8,000         Food Lion, Inc., Class A................................................               81,000
      15,000         Food Lion, Inc., Class B................................................              151,875
      29,000         Kmart Corp.*............................................................              505,688
       2,000         The Sports Authority, Inc.*.............................................               35,125
                                                                                                            ------
                                                                                                           773,688
                                                                                                           -------
                     Shipping Containers: 0.2%
       2,000         Sea Containers Ltd., Class A............................................               75,500
                                                                                                            ------

                     Telecommunications: 0.3%
       2,000         EXCEL Communications, Inc.*.............................................               47,000
       1,000         General Magic, Inc.*....................................................                8,000
       1,000         Yurie Systems, Inc.*....................................................               34,750
                                                                                                            ------
                                                                                                            89,750
                                                                                                            ------
                     Thrift and Savings / Savings Banks: 24.4%
      25,888         Access Anytime Bancorp, Inc.*...........................................              304,184
       5,400         Alliance Bancorp of New England, Inc....................................              121,500
       6,400         American Bank of Connecticut............................................              196,800
       5,200         Andover Bancorp, Inc....................................................              224,900
         386         Astoria Financial Corp..................................................               22,629
       5,500         Bancorp Connecticut, Inc................................................              110,000
       7,000         Bank of South Windsor...................................................              217,000
      15,735         Bank Plus Corp.*........................................................              221,273
       1,000         Bank United Corp., Class A..............................................               51,750
      15,156         BankAtlantic Bancorp, Inc., Class A.....................................              207,451
      20,000         BankAtlantic Bancorp, Inc., Class B.....................................              287,500
       5,000         Bayonne Bancshares, Inc.................................................               82,500
       2,000         BostonFed Bancorp, Inc..................................................               48,750
       1,000         Capital City Bank Group, Inc............................................               48,000
       6,000         Carver Bancorp, Inc.....................................................               88,500
       2,000         Classic Bancshares, Inc.................................................               37,750
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Thrift and Savings / Savings Banks, continued
       1,000         Community Savings Bankshares, Inc.......................................             $ 37,250
       6,510         D & N Financial Corp....................................................              189,604
      14,700         Dime Bancorp, Inc.......................................................              451,106
       6,000         Dime Financial Corp.....................................................              211,500
       4,000         Downey Financial Corp...................................................              138,750
       2,000         FSF Financial Corp......................................................               40,750
       1,000         Fidelity Bankshares, Inc................................................               30,750
      10,357         Fidelity Federal Bancorp................................................               84,151
       1,000         Fidelity Financial of Ohio, Inc.........................................               18,375
       1,000         First Bell Bancorp, Inc.................................................               20,875
       4,000         First Colorado Bancorp, Inc.............................................              117,000
       1,200         First Georgia Holding, Inc..............................................               15,900
       2,700         First Palm Beach Bancorp, Inc...........................................              102,431
       1,000         First Savings Bank of Washington Bancorp, Inc...........................               26,563
       1,900         FirstFed America Bancorp, Inc.*.........................................               44,175
       2,000         Flagstar Bancorp, Inc...................................................               56,125
      10,200         Golden State Bancorp, Inc.*.............................................              397,800
       2,000         Harrington Financial Group, Inc.........................................               22,250
       4,000         Haven Bancorp, Inc......................................................              104,750
       2,000         Hawthorne Financial Corp.*..............................................               40,500
       1,000         Home Federal Bancorp....................................................               30,500
       4,000         Horizon Financial Corp.*................................................               71,000
       2,000         Ipswich Savings Bank....................................................               38,750
      16,900         Lawrence Savings Bank*..................................................              299,975
       7,500         Life Financial Corp.*...................................................              170,625
       1,000         Long Island Bancorp, Inc................................................               66,000
      28,700         MetroWest Bank..........................................................              240,362
       1,000         NSS Bancorp, Inc........................................................               43,250
       2,635         Net.B@nk, Inc.*.........................................................               70,816
       2,000         Northeast Pennsylvania Financial Corp.*.................................               31,000
       2,000         Nutmeg Federal Savings and Loan.........................................               21,750
       2,750         Pacific Crest Capital, Inc.*............................................               55,688
       2,000         Park Bancorp, Inc.*.....................................................               39,000
       6,000         PennFed Financial Services, Inc.........................................              107,250
       9,622         People's Bank...........................................................              371,650
       2,645         People's Bancshares, Inc................................................               70,754
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Thrift and Savings / Savings Banks, continued
       2,000         Pulaski Savings Bank....................................................             $ 38,000
       9,000         Reliance Bancshares, Inc.*..............................................               77,625
      26,000         Somerset Bank*..........................................................              134,875
       3,600         Sovereign Bancorp, Inc..................................................               67,950
       5,900         T R Financial Corp......................................................              212,031
       6,000         USABancShares, Inc.*....................................................               90,000
      10,500         WSFS Financial Corp.....................................................              224,438
       6,000         Warren Bancorp, Inc.....................................................              165,000
       6,974         Washington Federal, Inc.................................................              196,144
       3,500         Webster City Federal Savings Bank.......................................               73,500
      11,060         Webster Financial Corp..................................................              374,658
      13,500         Westcorp................................................................              205,031
       4,000         Wilshire Financial Services Group, Inc.*................................               96,500
                                                                                                            ------
                                                                                                         8,105,214
                                                                                                         ---------
                     Transportation - Marine: 0.9%
       3,000         Hvide Marine, Inc., Class A*............................................               50,625
      11,000         Trico Marine Services, Inc.*............................................              248,875
                                                                                                           -------
                                                                                                           299,500
                                                                                                           -------

                     Total Common Stocks (cost $24,431,635)..................................           30,665,972
                                                                                                        ----------

                     CLOSED-END FUNDS - DOMESTIC: 1.3%
------------------------------------------------------------------------------------------------------------------------------------
       2,000         BlackRock California Insured Municipal 2008 Term Trust..................               30,500
      14,800         John Hancock Bank and Thrift Opportunity................................              196,100
       2,000         Petroleum & Resources Corp..............................................               77,500
      12,000         Templeton Dragon Fund, Inc..............................................              132,000
                                                                                                           -------

                     Total Closed End Funds - Domestic (cost $373,743).......................              436,100
                                                                                                           -------

                     OPEN-END FUND - DOMESTIC: 0.7%
------------------------------------------------------------------------------------------------------------------------------------
       8,027         Pilgrim American Bank and Thrift Fund (cost $141,876)...................              225,706
                                                                                                           -------
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     CLOSED-END FUND - INTERNATIONAL: 0.2%
       8,000         The Thai Fund (cost $74,633)............................................             $ 60,500
                                                                                                          --------

                     LONG EQUITY OPTIONS: 0.8%
------------------------------------------------------------------------------------------------------------------------------------
    Contracts
  Subject to Call    Common Stocks/Expiration Date/Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          40         Compaq Computer Corp. / October / 20....................................               36,500
          30         Exel Ltd. Ord. / July / 65..............................................               33,000
          30         Exxon Corp. / July / 60.................................................               40,875
          20         Exxon Corp. / July / 65.................................................               17,750
          15         First Union Corp. / October / 50........................................               17,438
          20         Furniture Brands International, Inc. / July / 25........................               10,625
          10         General Motors Corp. / June / 55........................................               12,750
          15         Hewlett-Packard Company / May / 55......................................               30,656
          15         LandAmerica Financial Group, Inc. / September / 40......................               21,750
          10         Lincoln National Corp. / October / 80...................................               11,500
          20         Texaco, Inc. / July / 50................................................               23,500
                                                                                                            ------

                     Total Long Equity Options (proceeds $226,396)...........................              256,344
                                                                                                           -------

Principal Amount     REPURCHASE AGREEMENT: 5.4%
------------------------------------------------------------------------------------------------------------------------------------
  $1,783,000         Star Bank Repurchase Agreement, 4.80%, dated 4/30/1998,
                     due 5/l/1998, collateralized by $1,785,000 GNMA, 7.375%, due
                     5/20/2024 (proceeds $1,783,238) (cost $1,783,000).......................            1,783,000
                                                                                                         ---------

                     Total Investments in Securities (cost $27,031,283+): 101.0%.............           33,427,622
                                                                                                        ----------
See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS WRITTEN: (0.1)%
    Contracts
  Subject to Call    Common Stocks/Expiration Date/Exercise Price                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------
          30         Bear Stearns Companies, Inc. / July / 60................................             $ (9,563)
          30         The Equitable Companies, Inc. / July / 60...............................              (14,062)
          60         The Money Store, Inc. / May / 30........................................              (16,500)
                                                                                                           -------

                     Total Call Options Written (proceeds $35,090): (0.1)%...................              (40,125)
                                                                                                           -------

                     Liabilities in excess of Other Assets: (0.9)%...........................             (281,447)
                                                                                                          --------
                     Total Net Assets: 100.0% ...............................................          $33,106,050
                                                                                                       ===========

*Non-income producing security.
**Security subject to call option.

+At April 30, 1998, the cost for Federal income tax purposes was $27,098,157. Unrealized appreciation and depreciation of securities and options were as follows:

                     Gross unrealized appreciation...........................................          $ 6,652,302
                     Gross unrealized depreciation...........................................             (327,872)
                                                                                                          --------
                              Net unrealized appreciation....................................          $ 6,324,430
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $27,031,283) ................................          $33,427,622
      Cash...................................................................................               14,250
      Receivables:
            Securities sold..................................................................              168,110
            Dividends and interest ..........................................................               17,740
            Fund shares sold.................................................................              159,908
      Prepaid expenses.......................................................................                3,552
                                                                                                             -----
                  Total assets ..............................................................           33,791,182
                                                                                                        ----------

LIABILITIES
      Options written, at value (proceeds $35,090)...........................................               40,125
      Payables:
            Advisory fees....................................................................               26,397
            Administration fee...............................................................                5,279
            Distribution fees................................................................                6,599
            Securities purchased.............................................................              588,624
      Accrued expenses.......................................................................               18,108
                                                                                                            ------
                  Total liabilities..........................................................              685,132
                                                                                                           -------

NET ASSETS                                                                                             $33,106,050
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($33,106,050/1,688,530 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $19.61
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $24,771,614
      Undistributed net realized gain on investments.........................................            1,943,132
      Net unrealized appreciation on investments.............................................            6,391,304
                                                                                                         ---------
            Net assets ......................................................................          $33,106,050
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund




STATEMENT OF OPERATIONS - For the Year Ended April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 286,099
            Interest.........................................................................               12,716
                                                                                                            ------
                  Total income...............................................................              298,815
                                                                                                           -------

      Expenses
            Advisory fees....................................................................              179,418
            Distribution fees................................................................               44,855
            Administration fee...............................................................               39,532
            Custody fees.....................................................................               36,804
            Transfer agent fees..............................................................               19,375
            Fund accounting fees.............................................................               18,998
            Registration fees................................................................               10,299
            Audit fee........................................................................                8,317
            Reports to shareholders..........................................................                5,817
            Miscellaneous....................................................................                5,202
            Trustee fees.....................................................................                5,096
            Legal fees.......................................................................                3,423
            Insurance........................................................................                  571
                                                                                                               ---
                  Total expenses.............................................................              377,707
                  Add: recoupment by Advisor.................................................               30,832
                                                                                                            ------
                  Net expenses...............................................................              408,539
                                                                                                           -------
                        Net investment loss .................................................             (109,724)
                                                                                                          --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

            Net realized gain (loss) from:
                  Security transactions......................................................            2,927,145
                  Option transactions........................................................             (349,897)
                                                                                                          --------
                        Net realized gain....................................................            2,577,248
            Net change in unrealized appreciation on investments.............................            5,740,855
                                                                                                         ---------
                  Net realized and unrealized gain on investments............................            8,318,103
                                                                                                         ---------
                        Net increase in net assets resulting from operations ................          $ 8,208,379
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Year             May 22, 1996*
                                                                                Ended               through
                                                                           April 30, 1998       April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income............................................       $ (109,724)           $ 15,609
Net realized gain from security and option transactions.................        2,577,248             462,927
Net change in unrealized appreciation on investments....................        5,740,855             650,449
                                                                                ---------             -------
      Net increase in net assets resulting from operations .............        8,208,379           1,128,985
                                                                                ---------           ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income...................................................              -0-             (27,614)
Net realized gain.......................................................         (975,314)                -0-
                                                                                 --------              ------
      Total distributions to shareholders ..............................         (975,314)            (27,614)
                                                                                 --------             -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a)...............................................       18,292,734           6,478,880
                                                                               ----------           ---------
      Total increase in net assets .....................................       25,525,799           7,580,251

NET ASSETS
Beginning of period.....................................................        7,580,251                 -0-
                                                                                ---------          ----------
End of period ..........................................................      $33,106,050          $7,580,251
                                                                              ===========          ==========

(a) A summary of capital shares transactions is as follows:
                                                                Year                           May 22, 1996*
                                                                Ended                             through
                                                           April 30, 1998                     April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                        Shares         Value              Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold................................     1,044,410      $17,567,019          599,647      $6,455,398
      Shares issued in reinvestment
         of distribution.........................        56,239          960,009            2,330          27,614
      Shares redeemed............................       (13,754)        (234,294)            (342)         (4,132)
                                                        -------         --------             ----          ------
      Net increase...............................     1,086,895      $18,292,734          601,635      $6,478,880
                                                      =========      ===========          =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year             May 22, 1996*
                                                                                   Ended               through
                                                                              April 30, 1998       April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................           $12.60               $10.00
Income from investment operations:
      Net investment (loss) income.....................................            (0.06)                0.04
      Net realized and unrealized gain on investments..................             7.93                 2.62
                                                                                    ----                 ----
Total from investment operations.......................................             7.87                 2.66
                                                                                    ----                 ----

Less distributions:
      From net investment income.......................................             0.00                (0.06)
      From net capital gains...........................................            (0.86)                0.00
                                                                                   -----                 ----
Total distributions....................................................            (0.86)               (0.06)
                                                                                   -----                -----

Net asset value, end of period.........................................           $19.61               $12.60
                                                                                  ======               ======

Total return...........................................................            63.47%               26.67%

Ratios/supplemental data:
Net assets, end of period (millions)...................................            $ 33.1               $ 7.6

Ratio of expenses to average net assets:
      Before expense reimbursement/recoupment..........................             2.10%                3.14%+
      After expense reimbursement/recoupment...........................             2.27%                2.49%+

Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement/recoupment..........................            (0.44%)              (0.33%)+
      After expense reimbursement/recoupment...........................            (0.61%)               0.33%+

Portfolio turnover rate................................................           107.12%               97.84%

Average commission rate paid per share.................................           $.0493              $.0464


*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                         Titan Financial Services Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on May 22, 1996. The primary investment objective of the Fund is capital appreciation. The secondary objective is moderate income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the year ended April 30, 1998, Titan Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended April 30, 1998, the Fund incurred $179,418 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of average net assets. Any such

                         Titan Financial Services Fund
reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the year ended April 30, 1998, the Advisor recouped $30,832 of such expenses it had previously reimbursed to the Fund.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following rate:

      Under $15 million       -  $30,000
      $15 to $50 million      -  0.20% of average daily net assets
      $50 to $100 million     -  0.15% of average daily net assets
      $100 to $150 million    -  0.10% of average daily net assets
      Over $150 million       -  0.05% of average daily net assets

      For the year ended April 30, 1998, the Fund incurred $39,532 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the year ended April 30, 1998, the Fund paid fees of $44,855 to the Advisor.

                         Titan Financial Services Fund

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended April 30, 1998, were $34,857,001 and $19,203,740, respectively.

      The activity in call options written during the year ended April 30, 1998 is summarized as follows:

  Contracts Written                                                                                      Amount

        (448)        Options outstanding, beginning of year..................................           $ (108,408)
        (101)        Options purchased.......................................................            1,222,230
         594         Options closed..........................................................             (905,432)
          72         Options exercised.......................................................               (7,422)
         (12)        Purchased options expired...............................................               (9,662)
         ---                                                                                                ------
         105         Options outstanding at April 30, 1998...................................              191,306
                     Unrealized appreciation at April 30, 1998...............................               24,913
                                                                                                            ------
                     Market value of options at April 30, 1998...............................            $ 216,219
                                                                                                         =========

                     Average fair market value of options for
                        the year ended April 30, 1998........................................              $ 8,586
                                                                                                           =======

                     Net trading losses on options for the year ended April 30, 1998.........           $ (349,897)
                                                                                                        ==========

NOTE 6 - YEAR 2000 ISSUE (Unaudited)

      Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems it uses and those used by the Fund's brokers and other major service providers, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." Management is assessing its computer systems and the systems compliance issues of its brokers and major service providers. Based on information available to management, the Fund's brokers and major service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient, and the failure of a timely completion of all necessary procedures could have a material adverse effect on the Fund's operations. Management will continue to monitor the status of, and its exposure to, this issue.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS OF
      TITAN FINANCIAL SERVICES FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have  audited the  accompanying  statement  of assets and  liabilities, including  the schedule of  investments,  of Titan  Financial  Services  Fund (a series of Professionally Managed Portfolios) as of April 30, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended and for the period May 22, 1996 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. To the extent we did not receive replies from brokers, we applied alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Titan Financial Services Fund as of April 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the year then ended and for the period May 22, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
May 29, 1998

                                     Advisor

                         Titan Investment Advisors, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

                              Independent Auditors

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                              Counsel to the Trust

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104




      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.